CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		60 Months Ended	69 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013
NET REVENUES	$ 0	$ 0	$ 0	$ 0	$ 0	$ 223,588	$ 415,996	$ 415,996
OPERATING EXPENSES:
Research and development	288,431	32,837	1,427,025	466,081	583,869	1,177,532	2,189,655	3,446,140
General and administrative	390,117	558,668	2,440,594	2,423,370	3,506,473	2,786,114	7,950,920	10,562,055
Total costs and expenses	678,548	591,505	3,867,619	2,889,451	4,090,342	3,963,646	10,140,575	14,008,195
LOSS FROM OPERATIONS	(678,548)	(591,505)	(3,867,619)	(2,889,451)	(4,090,342)	(3,740,058)	(9,724,579)	(13,592,199)
INTEREST & OTHER INCOME (EXPENSE)
Interest Expense	(517,712)	(197,577)	(1,659,184)	(485,141)	(1,518,420)	(1,015,203)	(2,729,596)	(4,388,780)
Other Income (Expense)	0	(1,129)	0	(1,129)	(11,862)	(128,977)	75,823	75,823
Change in fair value of warrant & derivative liabilities	(829,252)	225,832	(256,882)	504,078	485,006	444,135	882,174	625,292
Total interest & other income (expense)	(1,346,964)	27,126	(1,916,066)	17,808	(1,045,276)	(700,045)	(1,771,599)	(3,687,665)
NET LOSS	$ (2,025,512)	$ (564,379)	$ (5,783,685)	$ (2,871,643)	$ (5,135,618)	$ (4,440,103)	$ (11,496,178)	$ (17,279,864)
NET LOSS PER SHARE, BASIC (in dollars per share)	$ 0.00	$ 0.00	$ (0.01)	$ (0.03)	$ (0.04)	$ (0.08)
COMMON SHARES OUTSTANDING - BASIC (in shares)	478,883,561	113,190,278	415,163,655	99,478,308	140,710,454	52,691,358